ACQUISITION OF BUSINESSES - Modulaire Investments 2 SARL (“Modulaire”) (Details) - Modulaire Investments 2 S.à r.l. - Engineered components manufacturing $ in Millions	Dec. 15, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Voting interest	100.00%
Goodwill	$ 1,700
Intangible assets	1,900
Acquisition-related costs	$ 23
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 4,800